Condensed Consolidated Statements of Changes in Stockholder's Deficit - USD ($)		Common Stock		Additional Paid in Capital	Accumulated Deficit	Total
Ending balance at Dec. 31, 2023	[1]	$ 1,750		$ 9,323,403	$ (25,118,907)	$ (15,793,754)
Ending balance (in shares) at Dec. 31, 2023	[1]	17,500,000
Net income (loss)					(1,753,978)	(1,753,978)
Ending balance at Mar. 31, 2024	[1]	$ 1,750		9,323,403	(26,872,885)	(17,547,732)
Ending balance (in shares) at Mar. 31, 2024	[1]	17,500,000
Beginning balance at Dec. 31, 2023	[1]	$ 1,750		9,323,403	(25,118,907)	(15,793,754)
Beginning balance (in shares) at Dec. 31, 2023	[1]	17,500,000
Net income (loss)						(3,316,557)
Ending balance at Sep. 30, 2024	[1]	$ 1,750		9,323,403	(28,435,464)	(19,110,311)
Ending balance (in shares) at Sep. 30, 2024	[1]	17,500,000
Beginning balance at Dec. 31, 2023	[1]	$ 1,750		9,323,403	(25,118,907)	(15,793,754)
Beginning balance (in shares) at Dec. 31, 2023	[1]	17,500,000
Ending balance at Dec. 31, 2024	[1]	$ 1,750		9,323,403	(28,665,216)	$ (19,340,063)
Ending balance (in shares) at Dec. 31, 2024		17,500,000	[1]			17,500,000
Beginning balance at Mar. 31, 2024	[1]	$ 1,750		9,323,403	(26,872,885)	$ (17,547,732)
Beginning balance (in shares) at Mar. 31, 2024	[1]	17,500,000
Net income (loss)					(961,207)	(961,207)
Ending balance at Jun. 30, 2024	[1]	$ 1,750		9,323,403	(27,834,092)	(18,508,939)
Ending balance (in shares) at Jun. 30, 2024	[1]	17,500,000
Net income (loss)					(601,372)	(601,372)
Ending balance at Sep. 30, 2024	[1]	$ 1,750		9,323,403	(28,435,464)	(19,110,311)
Ending balance (in shares) at Sep. 30, 2024	[1]	17,500,000
Beginning balance at Dec. 31, 2024	[1]	$ 1,750		9,323,403	(28,665,216)	$ (19,340,063)
Beginning balance (in shares) at Dec. 31, 2024		17,500,000	[1]			17,500,000
Net income (loss)					(327,526)	$ (327,526)
Ending balance at Mar. 31, 2025	[1]	$ 1,750		9,323,403	(28,992,742)	(19,667,589)
Ending balance (in shares) at Mar. 31, 2025	[1]	17,500,000
Beginning balance at Dec. 31, 2024	[1]	$ 1,750		9,323,403	(28,665,216)	$ (19,340,063)
Beginning balance (in shares) at Dec. 31, 2024		17,500,000	[1]			17,500,000
Net income (loss)						$ (2,037,590)
Ending balance at Sep. 30, 2025		$ 2,706		29,054,337	(30,702,806)	$ (1,645,763)
Ending balance (in shares) at Sep. 30, 2025		27,064,633				27,064,633
Beginning balance at Mar. 31, 2025	[1]	$ 1,750		9,323,403	(28,992,742)	$ (19,667,589)
Beginning balance (in shares) at Mar. 31, 2025	[1]	17,500,000
Business combination with IRIS, net of transaction costs		$ 11		190,379		190,390
Business combination with IRIS, net of transaction costs (in shares)		114,633
Settlement of loans to Iris Acquisition Corp upon closing of the business combination				(4,443,500)		(4,443,500)
Issuance of common stock to Iris Acquisition Holdings, LLC		$ 690		(690)
Issuance of common stock to Iris Acquisition Holdings, LLC (in shares)		6,900,000
Issuance of common stock in for PIPE investment		$ 150		14,999,850		15,000,000
Issuance of common stock in for PIPE investment (in shares)		1,500,000
Net income (loss)					113,287	113,287
Ending balance at Jun. 30, 2025		$ 2,601		20,069,442	(28,879,455)	(8,807,412)
Ending balance (in shares) at Jun. 30, 2025		26,014,633
Issuance of common stock to underwriter		$ 70		7,244,930		7,245,000
Issuance of common stock to underwriter (In shares)		700,000
Issuance of common stock in connection with the surrender of warrants		$ 35		1,739,965		1,740,000
Issuance of common stock in connection with the surrender of warrants (in shares)		350,000
Net income (loss)					(1,823,351)	(1,823,351)
Ending balance at Sep. 30, 2025		$ 2,706		$ 29,054,337	$ (30,702,806)	$ (1,645,763)
Ending balance (in shares) at Sep. 30, 2025		27,064,633				27,064,633

[1]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.